Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The financial statements of the Plan are prepared on the accrual basis of accounting. Distributions to Participants are recorded when paid.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Shares of registered investment companies are valued at fair value based on published market prices, which represents the net asset value of shares held by the Plan at year end. Investments in common stock are valued at fair value based on quoted market prices.
The CCT is comprised primarily of fully benefit-responsive investment contracts, which include conventional, synthetic and separate account investment contracts issued by life insurance companies, banks and other financial institutions, designed to provide principal stability and a competitive yield. The CCT is valued at the net asset value of units of the T. Rowe Price Trust Company (T. Rowe Price) collective trust. The net asset value is used as a practical expedient to estimate fair value. The practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months' notification in order to ensure that securities liquidations will be carried out in an orderly business manner.
The fair value methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Committee believes the valuation methods used are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain assets could result in a different fair value measurement at the measurement date.
Purchases and sales of securities are recorded on a trade date basis. Investment income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are reported on the average historical cost method. Capital gains and losses are included in interest and dividend income.

Note Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent Participant loans that are recorded at their remaining outstanding balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when earned.

Subsequent Events
Subsequent Events
We have evaluated subsequent events from the December 31, 2025 statement of net assets available for benefits date through June 25, 2026, the date these financial statements were issued. No events occurred subsequent to the statement of net assets available for benefits date that would require recognition or disclosure in the financial statements.